NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2023
Nature Of Business
SCHEDULE OF OWNERSHIP STRUCTURE

As of December 31, 2023, and 2022, Latam Logistic Properties, S.A. ownership structure was as follows:

	2023		2022
	Number of Common Shares	% of Ownership	Number of Common Shares	% of Ownership

JREP I Logistics Acquisition, L.P. (1)	149,378,010	88.8%	149,378,010	88.8%
Latam Logistics Investments, LLC	13,451,419	8.0%	13,451,419	8.0%
Latam Logistic Equity Partners, LLC	5,313,311	3.2%	5,313,311	3.2%
Total	168,142,740	100.0%	168,142,740	100.0%

(1)	JREP I Logistics Acquisition L.P. (“JREP I”) is the Group’s majority shareholder and controlling investor with 88.8% ownership. JREP GP LLC has exclusive management control over JREP I, which was engaged by Jaguar Growth Asset Management LLC to have full control over JREP I. The ultimate Group’s capital partner is Jaguar Growth Partners LLC, a New York based private equity fund with ample experience in real estate developments throughout emerging markets.